Cover	Dec. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2024
Entity File Number	001-33351
Entity Registrant Name	NEUROMETRIX, INC.
Entity Central Index Key	0001289850
Entity Tax Identification Number	04-3308180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4B Gill Street
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NURO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights